Consolidated Statement of Comprehensive Income (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statement Of Comprehensive Income [Abstract]
Unrecognized pension transition asset, tax	$ (0.1)	$ (0.1)	$ (0.1)
Unrecognized pension prior service cost, tax	0	0.1	0
Unrecognized pension net (loss) gain, tax	$ (9.2)	$ (0.6)	$ 2.5